BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020		Nov. 22, 2020
Assets:
Marketable securities held in Trust Account	$ 345,012,880
Deferred offering costs associated with proposed public offering		$ 153,990
Total Assets	348,172,900	153,990
Current liabilities:
Accounts payable	543,786	38,045
Accrued expenses	96,494	97,289
Franchise tax payable	48,444	175
Total current liabilities	703,804	135,509
Total liabilities	12,778,804	135,509
Commitments and Contingencies
Stockholder's Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,258,217	24,138
Accumulated deficit	(259,325)	(6,519)
Total Stockholders' equity	5,000,006	18,481		$ 0
Total Liabilities and Stockholders' Equity	348,172,900	153,990
Class B Common Stock
Stockholder's Equity
Common stock	$ 863	$ 863	[1],[2]

[1]	On February 4, 2021, the Company effected a 1:1.2 stock split for Class B common stock, resulting in an aggregate of 8,625,000 Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).